Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Functional currency and foreign currency translation
Foreign currency translation adjustment	¥ (2,860)	$ (409)	¥ 149,668	¥ 11,514
Exchange rate (RMB per USD 1.00)	6.9931				6.9931
Short-term investment
Short-term investments	¥ 19,755,809		14,137,566		$ 2,825,043
Carrying value of the investment	979,071		173,918
Restricted as collateral for bank borrowings and letter of guarantee	19,369,931		11,372,254
Current expected credit losses
Expected credit loss expense	46,691		3,761	26,315
Expected credit loss provision - current	48,590		50,594
Expected credit loss provision - non-current	14,699		59,386
Long-term investments
Impairment recognized, long term investments	0		0	0
Impairment recognized, long-lived assets	0		55,331	0
Sales and marketing expenses
Advertising Expense	1,507,447		1,480,886	1,242,941
Employee benefits
Employee benefit expenses	3,059,580		3,005,528	2,349,966
Dividends
Dividends	¥ 0		0	¥ 0
Segment reporting
Number of segments | segment	1	1
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	¥ 305,433		6,109,606
Fair Value, Inputs, Level 3
Short-term investment
Carrying value of the investment	¥ 979,071		¥ 1,277,068